Liability For Employees Right Upon Retirement	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Liability For Employees Right Upon Retirement

NOTE 5 - LIABILITY FOR EMPLOYEES RIGHT UPON RETIREMENT

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances.

Pursuant to section 14 of the Israeli Severance Compensation Act, 1963, some of the Company's employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 relieve the Company from any future severance payments in respect of these employees.

The severance pay liability of the Company for the rest of its employees, which reflects the undiscounted amount of the liability, is based upon the number of years of service and the latest monthly salary. The severance pay liability  is partly covered by insurance policies and by regular deposits with recognized severance payment funds. The Company may only make withdrawals from the amounts funded for the purpose of paying severance pay. The severance pay expenses were $155, $114 and $78 thousand in the years ended December 31, 2011, 2010 and 2009, respectively.

Defined contribution plan expenses were $197, $90 and $82 in the years ended December 31, 2011, 2010 and 2009, respectively. Gain (loss) on amounts funded in respect of employee rights upon retirement totaled to $(8), $11 and $10 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company expects contribution plan expenses in 2012 to be approximately $323 thousand.